Long-Term Investments and Receivables - Schedule of Long-Term Investments and Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Investments and Receivables [Abstract]
Prepaid expenses and deposits	$ 26,121	$ 16,658
Investments in financial assets designated at fair value through other comprehensive income	20,391	21,208
Trade receivables and unbilled receivables	102	7,916
Dividend preference derivative in TSG (see Note 9)	3,512	3,652
Others		494
Total long term investments and receivables	$ 50,126	$ 49,928	[1]

[1]	Reclassified